Annual Total Returns [BarChart] - First Trust Multi Cap Value AlphaDEX Fund - First Trust Multi Cap Value AlphaDEX Fund	Dec. 01, 2020
Bar Chart Table:
2010	22.13%
2011	0.57%
2012	17.17%
2013	37.00%
2014	7.86%
2015	(12.45%)
2016	25.85%
2017	14.10%
2018	(13.95%)
2019	23.53%